T. ROWE PRICE Retirement 2020 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 44 .6%
T. Rowe Price Funds:
New Income Fund  2,051,988 60,761 91,965 259,211,025 2,102,201
Limited Duration Inflation Focused
Bond Fund  1,667,177 50,739 70,443 355,500,570 1,688,627
International Bond Fund (USD
Hedged)  709,289 42,945 18,618 87,984,937 747,872
U.S. Treasury Long-Term Index
Fund  471,272 5,325 27,043 63,229,271 488,130
Dynamic Global Bond Fund  472,805 12,281 19,257 60,041,804 462,322
Emerging Markets Bond Fund  458,081 7,932 19,757 49,464,711 461,506
High Yield Fund  440,485 8,537 17,286 74,397,281 444,152
Dynamic Credit Fund  177,436 3,594 4,565 20,078,300 177,894
Floating Rate Fund  168,705 3,800 30,530 15,341,759 142,525
Total Bond Mutual Funds (Cost $ 7,392,750 ) 6,715,229
EQUITY MUTUAL FUNDS 53 .6%
T. Rowe Price Funds:
Value Fund  1,162,469 1,109 39,902 23,625,843 1,171,842
Growth Stock Fund  1,068,553 1,097 57,865 9,873,791 1,043,561
Hedged Equity Fund  807,284 767 54,973 63,541,223 792,994
U.S. Large-Cap Core Fund  774,828 148 36,135 17,658,860 769,396
Equity Index 500 Fund  737,035 2,842 17,655 5,060,818 753,252
Overseas Stock Fund  588,102 214 20,145 42,200,202 588,271
International Value Equity Fund  559,293 745 17,823 30,271,398 562,443
Real Assets Fund  523,624 2,359 17,908 34,501,153 527,868
International Stock Fund  496,731 483 21,125 23,719,601 503,093
Mid-Cap Growth Fund  285,950 264 17,526 2,531,644 277,823
Mid-Cap Value Fund  271,631 309 12,736 7,480,041 269,655
Emerging Markets Discovery Stock
Fund  196,267 194 7,839 13,624,580 196,058
Small-Cap Value Fund  161,532 144 4,704 2,941,324 168,920
Emerging Markets Stock Fund  164,460 2,140 4,632 4,810,569 168,466
Small-Cap Stock Fund  155,582 1,511 7,109 2,494,855 158,423
New Horizons Fund (2) 121,813 117 3,935 2,120,501 124,198
Total Equity Mutual Funds (Cost $ 4,725,449 ) 8,076,263
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  2,104 54,000 54,579 15,349 1,536
Total Other Mutual Funds (Cost $ 1,517 ) 1,536

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
Money Market Funds  1.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 220,108 204,248 161,038 263,317,719 263,318
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 18,000,000 17,927
Total Short-Term Investments (Cost $ 281,240 ) 281,245
Total Investments in Securities 100.1%
(Cost $12,400,956) $ 15,074,273
Other Assets Less Liabilities (0.1)% (8,472)
Net Assets 100.0% $ 15,065,801
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 173 MSCI EAFE Index contracts 9/24 (21,266) $ (513)
Short, 494 Russell 2000 E-Mini Index contracts 9/24 (54,911) (4,324)
Short, 155 S&P 500 E-Mini Index contracts 9/24 (43,873) (963)
Net payments (receipts) of variation margin to date 5,072
Variation margin receivable (payable) on open futures contracts $ (728)

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (33) $ 1,429 $ 3,436
Dynamic Global Bond Fund  (1,385) (3,507) 6,837
Emerging Markets Bond Fund  (2,816) 15,250 7,492
Emerging Markets Discovery Stock Fund  (499) 7,436 —
Emerging Markets Stock Fund  61 6,498 —
Equity Index 500 Fund  19,544 31,030 2,560
Floating Rate Fund  (806) 550 3,663
Growth Stock Fund  39,772 31,776 —
Hedged Equity Fund  10,769 39,916 —
High Yield Fund  (1,214) 12,416 8,122
International Bond Fund (USD Hedged)  (1,662) 14,256 6,949
International Stock Fund  4,322 27,004 —
International Value Equity Fund  4,695 20,228 —
Limited Duration Inflation Focused Bond Fund  (5,154) 41,154 2,859
Mid-Cap Growth Fund  3,687 9,135 —
Mid-Cap Value Fund  2,773 10,451 —
New Horizons Fund  581 6,203 —
New Income Fund  (10,843) 81,417 26,001
Overseas Stock Fund  5,636 20,100 —
Real Assets Fund  559 19,793 —
Small-Cap Stock Fund  2,087 8,439 —
Small-Cap Value Fund  824 11,948 —
Transition Fund  (198) 11 —
U.S. Large-Cap Core Fund  9,536 30,555 —
U.S. Treasury Long-Term Index Fund  (8,357) 38,576 4,844
Value Fund  14,213 48,166 —
U.S. Treasury Money Fund, 5.36% — — 2,983
Totals $ 86,092 # $ 530,230 $ 75,746 +

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $75,746 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2020 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 6,715,229 $ — $ — $ 6,715,229
Equity Mutual Funds 8,076,263 — — 8,076,263
Other Mutual Funds 1,536 — — 1,536
Short-Term Investments 263,318 17,927 — 281,245
Total $ 15,056,346 $ 17,927 $ — $ 15,074,273
Liabilities
Futures Contracts* $ 5,800 $ — $ — $ 5,800
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2020 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F141-054Q1 08/24